American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2020

VP Value - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Airlines — 0.7%
Southwest Airlines Co.	126,647	4,749,262
Auto Components — 0.9%
BorgWarner, Inc.	158,230	6,129,830
Automobiles — 1.3%
General Motors Co.	181,644	5,374,846
Honda Motor Co. Ltd.	155,100	3,659,433
		9,034,279
Banks — 13.8%
Bank of America Corp.	655,020	15,779,432
Comerica, Inc.	86,282	3,300,286
JPMorgan Chase & Co.	228,319	21,980,270
M&T Bank Corp.	34,084	3,138,796
PNC Financial Services Group, Inc. (The)	78,542	8,632,551
Toronto-Dominion Bank (The)	88,920	4,116,945
Truist Financial Corp.	207,760	7,905,268
U.S. Bancorp	547,862	19,640,853
Wells Fargo & Co.	530,572	12,473,748
		96,968,149
Building Products — 0.8%
Johnson Controls International plc	145,221	5,932,278
Capital Markets — 5.4%
Ameriprise Financial, Inc.	20,513	3,161,258
Bank of New York Mellon Corp. (The)	261,130	8,967,204
BlackRock, Inc.	6,937	3,909,346
Charles Schwab Corp. (The)	105,620	3,826,613
Franklin Resources, Inc.	67,031	1,364,081
Invesco Ltd.	394,696	4,503,481
Northern Trust Corp.	88,367	6,889,975
State Street Corp.	88,490	5,250,112
		37,872,070
Communications Equipment — 3.0%
Cisco Systems, Inc.	408,833	16,103,932
F5 Networks, Inc.(1)	41,030	5,037,253
		21,141,185
Containers and Packaging — 1.1%
Sonoco Products Co.	96,821	4,944,649
WestRock Co.	89,980	3,125,905
		8,070,554
Diversified Financial Services — 3.3%
Berkshire Hathaway, Inc., Class A(1)	50	16,000,050
Berkshire Hathaway, Inc., Class B(1)	33,334	7,098,142
		23,098,192
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	660,324	18,825,837
Verizon Communications, Inc.	273,711	16,283,068
		35,108,905
Electric Utilities — 0.5%
Edison International	43,390	2,205,948

Pinnacle West Capital Corp.	22,130	1,649,791
		3,855,739
Electrical Equipment — 3.5%
Emerson Electric Co.	124,949	8,192,906
Hubbell, Inc.	59,802	8,183,306
nVent Electric plc	410,854	7,268,007
Siemens Energy AG(1)	28,550	769,889
		24,414,108
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	67,160	6,564,218
Energy Equipment and Services — 3.5%
Baker Hughes Co.	519,756	6,907,557
Halliburton Co.	450,640	5,430,212
National Oilwell Varco, Inc.	110,522	1,001,329
Schlumberger NV	744,060	11,577,574
		24,916,672
Entertainment — 1.4%
Walt Disney Co. (The)	76,590	9,503,287
Equity Real Estate Investment Trusts (REITs) — 0.8%
Weyerhaeuser Co.	186,950	5,331,814
Food and Staples Retailing — 1.5%
Koninklijke Ahold Delhaize NV	115,750	3,425,694
Walmart, Inc.	51,518	7,207,883
		10,633,577
Food Products — 4.5%
Conagra Brands, Inc.	135,480	4,837,991
Danone SA	54,070	3,497,307
J.M. Smucker Co. (The)	34,090	3,938,077
Kellogg Co.	66,827	4,316,356
Mondelez International, Inc., Class A	184,546	10,602,168
Orkla ASA	468,390	4,740,175
		31,932,074
Health Care Equipment and Supplies — 5.2%
Envista Holdings Corp.(1)	216,500	5,343,220
Hologic, Inc.(1)	85,840	5,705,785
Medtronic plc	131,567	13,672,443
Zimmer Biomet Holdings, Inc.	88,253	12,014,763
		36,736,211
Health Care Providers and Services — 3.1%
Cardinal Health, Inc.	187,250	8,791,388
McKesson Corp.	49,680	7,398,842
Universal Health Services, Inc., Class B	54,920	5,877,538
		22,067,768
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	56,270	4,007,151
Household Products — 1.4%
Procter & Gamble Co. (The)	69,326	9,635,621
Industrial Conglomerates — 3.2%
General Electric Co.	2,528,604	15,753,203
Siemens AG	56,230	7,110,041
		22,863,244
Insurance — 3.2%
Chubb Ltd.	97,479	11,319,262
MetLife, Inc.	117,679	4,374,128

Reinsurance Group of America, Inc.	68,631	6,532,985
		22,226,375
Leisure Products — 0.4%
Mattel, Inc.(1)	228,753	2,676,410
Machinery — 1.4%
IMI plc	613,670	8,268,573
Oshkosh Corp.	24,640	1,811,040
		10,079,613
Metals and Mining — 0.6%
BHP Group Ltd.	156,600	4,029,756
Multiline Retail — 0.5%
Target Corp.	24,147	3,801,221
Oil, Gas and Consumable Fuels — 8.0%
Chevron Corp.	168,480	12,130,560
Cimarex Energy Co.	124,581	3,031,056
ConocoPhillips	233,354	7,663,345
Devon Energy Corp.	765,107	7,237,912
EQT Corp.	238,751	3,087,050
Noble Energy, Inc.	1,030,709	8,812,562
Royal Dutch Shell plc, B Shares	293,910	3,555,432
TOTAL SE(2)	321,629	11,042,500
		56,560,417
Paper and Forest Products — 0.8%
Mondi plc	281,160	5,917,147
Personal Products — 0.9%
Unilever NV, (New York)	101,110	6,104,034
Pharmaceuticals — 7.9%
Johnson & Johnson	128,822	19,179,020
Merck & Co., Inc.	109,822	9,109,735
Pfizer, Inc.	622,889	22,860,026
Teva Pharmaceutical Industries Ltd., ADR(1)	461,626	4,159,250
		55,308,031
Road and Rail — 0.9%
Heartland Express, Inc.	358,219	6,662,873
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	89,604	5,326,958
Intel Corp.	308,437	15,970,868
QUALCOMM, Inc.	32,040	3,770,467
		25,068,293
Software — 0.9%
Oracle Corp., (New York)	101,843	6,080,027
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	45,181	6,935,283
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	175,277	3,328,510
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.	45,750	3,109,628
Tapestry, Inc.	302,724	4,731,576
		7,841,204
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	134,132	8,487,873
TOTAL COMMON STOCKS (Cost $624,314,411)		691,673,255

TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $3,582,168), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $3,512,591)		3,512,586
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $5,418,311), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $5,312,007)		5,312,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,707	2,707
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,827,293)		8,827,293
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $11,331,296)	11,331,296	11,331,296
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $644,473,000)		711,831,844
OTHER ASSETS AND LIABILITIES — (1.1)%		(8,043,564)
TOTAL NET ASSETS — 100.0%		$703,788,280

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,162,058	AUD	4,386,758	Bank of America N.A.	12/31/20	$19,253
USD	3,041,939	CAD	4,054,752	Morgan Stanley	12/31/20	(4,676)
USD	26,587,322	EUR	22,650,641	Credit Suisse AG	12/31/20	(26,226)
USD	12,911,851	GBP	10,137,994	JPMorgan Chase Bank N.A.	12/31/20	(178,365)
USD	401,142	GBP	314,274	JPMorgan Chase Bank N.A.	12/31/20	(4,650)
JPY	8,549,887	USD	81,209	Bank of America N.A.	12/30/20	(31)
JPY	12,446,775	USD	118,129	Bank of America N.A.	12/30/20	48
USD	2,897,245	JPY	303,957,225	Bank of America N.A.	12/30/20	11,292
NOK	1,812,455	USD	190,816	Goldman Sachs & Co.	12/30/20	3,555
NOK	932,865	USD	99,742	Goldman Sachs & Co.	12/30/20	301
USD	3,839,120	NOK	35,879,229	Goldman Sachs & Co.	12/30/20	(8,642)
						$(188,141)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,821,636. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,331,296.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	5,374,846	3,659,433	—
Banks	92,851,204	4,116,945	—
Electrical Equipment	23,644,219	769,889	—
Food and Staples Retailing	7,207,883	3,425,694	—
Food Products	23,694,592	8,237,482	—
Hotels, Restaurants and Leisure	—	4,007,151	—
Industrial Conglomerates	15,753,203	7,110,041	—
Machinery	1,811,040	8,268,573	—
Metals and Mining	—	4,029,756	—
Oil, Gas and Consumable Fuels	41,962,485	14,597,932	—
Paper and Forest Products	—	5,917,147	—
Personal Products	—	6,104,034	—
Other Industries	409,129,706	—	—
Temporary Cash Investments	2,707	8,824,586	—
Temporary Cash Investments - Securities Lending Collateral	11,331,296	—	—
	632,763,181	79,068,663	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	34,449	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	222,590	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.